Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2025
Net Income/(Loss) Per Share [Abstract]
Net Income/(loss) per Share

(19) Net Income/(loss) per Share

As of December 31, 2023, 2024 and 2025, there were nil, 28,315 and 35,000 employee share options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

The computation of basic and diluted net income/(loss) per ordinary share is as follows:

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	288,244	304,302	(2,277,266)
Less: Net income (loss) attributable to the non-controlling interests	4,773	(148,720)	1,350
Net gain (loss) attributable to owners of the Company from continuing operations	283,471	453,022	(2,278,616)
Net gain from discontinued operations	855	5,172	3,230
Less: Net income attributable to the non-controlling interests	3,849	3,234	—
Net income attributable to the Company’s shareholders from discontinued operations	(2,994)	1,938	3,230
Weighted average number of ordinary shares outstanding*	2,685,930	2,666,735	10,132,864
Basic net income (loss) per ordinary share from continuing operations	105.54	169.88	(224.87)
Basic net income (loss) per ordinary share from discontinued operations	(1.11)	0.73	0.32

*	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Diluted:
Net income (loss) from continuing operations	288,244	304,302	(2,277,266)
Less: Net income (loss) attributable to the noncontrolling interests	4,773	(148,720)	1,350
Net income (loss) attributable to owners of the Company from continuing operations	283,471	453,022	(2,278,616)
Net gain (loss) from discontinued operations	855	5,172	3,230
Less: Net income attributable to the noncontrolling interests	3,849	3,234	—
Net income(loss) attributable to the Company’s shareholders from discontinued operations	(2,994)	1,938	3,230
Weighted average number of ordinary shares outstanding	2,685,930	2,666,735	10,132,864
Weighted average number of dilutive potential ordinary shares from share options and restricted share units	5,920	9,636	—
Total	2,691,850	2,676,371	10,132,864
Diluted net income (loss) per ordinary share from continuing operations	105.31	169.27	(224.87)
Diluted net income (loss) per ordinary share from discontinued operations	(1.11)	0.72	0.32